Premises and Equipment (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013 sqft	Dec. 31, 2012
Depreciation expense	$ 496,349	$ 502,681
Area of space	475
Total rental expense	77,652	71,033
Hartsfield Jackson Atlanta International Airport [Member]
Estimated operating rent for Square Foot per year	25
Lease payments	1,000
Operating lease expiration, term	5 years
Albany, Georgia [Member]
Lease payments	$ 950
Operating lease expiration, term	3 years